Commitments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Operating Leased Assets [Line Items]
Rent expenses	$ 18,959	$ 15,908	$ 12,595
Remaining minimum amount committed	$ 21,625
Minimum
Operating Leased Assets [Line Items]
Operating leases renewal period	1 year
Maximum
Operating Leased Assets [Line Items]
Operating leases renewal period	5 years